INVENTORIES (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories	$ 3,473,727	$ 2,109,088	$ 797,889
Raw materials [Member]
Inventories	263,715	119,222	53,129
Packaging Materials [Member]
Inventories	267,470	297,995	70,187
Finished Goods [Member]
Inventories	2,616,786	1,419,121	478,396
Work in progress [Member]
Inventories	$ 325,756	$ 272,750	$ 196,177